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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number: _____________

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
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.
Institutional Investment Manager Filing
this Report:
                        Name:              Shaker Investments, L.L.C.
                        Address:           3690 Orange Place
                                           Suite 400
                                           Cleveland, Ohio 44122
                        13F File Number:   28-05322
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:                  Edward P. Hemmelgarn
Title:                 President & CEO
Phone:                 216-292-2950
Signature,             Place,                 and Date of Signing:
Edward P. Hemmelgarn   Cleveland, Ohio        August 2, 2006


--------------------
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE
Report Summary:

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
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total:   $262,353 (thousands)
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List of Other Included Managers:

No. 13F File Number                       Name

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                           FORM 13F INFORMATION TABLE

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
                                     Title                                                                       Voting Authority
                                      of                Value   Shrs or  SH/            Investment    Other   --------------------
Name of Issuer                       Class    Cusip    (000's)  prn amt  PRN  PUT/Call  Discretion  Managers   Sole   Shared  None
--------------                       -----  ---------  -------  -------  ---  --------  ----------  --------  ------  ------  ----
Portfolio Recovery Associates               73640Q105   14,871   325415                    Sole               325415
RTI International Metals Inc.               74973W107   11,193   200450                    Sole               200450
Global Santa Fe Corp.                       G3930E101   11,163   193296                    Sole               193296
Qiagen, N.V.                                N72482107   10,156   740249                    Sole               740249
Comtech Group Inc.                          205821200    9,550   858048                    Sole               858048
Supertex, Inc.                              868532102    9,289   232585                    Sole               232585
PMC-Sierra Inc.                             69344F106    9,174   975911                    Sole               975911
Freescale Semiconductor Inc.                35687M107    9,166   316055                    Sole               316055
Copart Inc.                                 217204106    8,811   358770                    Sole               358770
Cerner Corporation                          156782104    7,930   213699                    Sole               213699
Integra Life Sciences                       457985208    7,917   204003                    Sole               204003
Alkermes                                    01642T108    7,728   408440                    Sole               408440
Centene                                     15135B101    7,691   326850                    Sole               326850
Healthways, Inc.                            422245100    7,619   144745                    Sole               144745
Noble Corp                                  g65422100    7,418    99675                    Sole                99675
Microchip Technology                        595017104    7,050   210129                    Sole               210129
Cognizant Tech Solutions                    192446102    6,959   103302                    Sole               103302
Tessera Technologies Inc                    88164L100    6,512   236815                    Sole               236815
St. Mary Land & Exploration                 792228108    5,780   143595                    Sole               143595
Buffalo Wild Wings                          119848109    5,694   148620                    Sole               148620
Micros Systems Inc                          594901100    5,664   129660                    Sole               129660
PetroQuest Energy, Inc.                     716748108    5,643   459525                    Sole               459525
Verisign Inc.                               92343E102    5,560   239944                    Sole               239944
Irwin Financial Corporation                 464119106    5,437   280380                    Sole               280380
Ambac Financial Group                       023139108    5,196    64065                    Sole                64065
Tibco Software Inc.                         88632Q103    5,111   724980                    Sole               724980
E Trade Group Inc                           269246104    5,009   219509                    Sole               219509
Gerdau Ameristeel Corporation               37373P105    4,214   419675                    Sole               419675
O'Reilly Automotive                         686091109    4,196   134520                    Sole               134520
Rowan Cos. Inc.                             779382100    4,137   116240                    Sole               116240
Netgear, Inc.                               64111Q104    3,507   161975                    Sole               161975

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
Casey's General Stores, Inc.                147528103    3,489   139510                    Sole               139510
Adams Respiratory Therapeutics Inc.         00635P107    3,446    77220                    Sole                77220
Invitrogen Corp.                            46185R100    3,044    46071                    Sole                46071
Eclipsys Corp.                              278856109    2,964   163198                    Sole               163198
Labor Ready Inc.                            505401208    2,859   126230                    Sole               126230
Ecolab                                      278865100    2,839    69950                    Sole                69950
Texas Roadhouse, Inc.                       882681109    2,818   208410                    Sole               208410
Crocs Inc                                   227046109    2,759   109695                    Sole               109695
PetMed Express Inc.                         716382106    2,525   230170                    Sole               230170
Williams-Sonoma Inc.                        969904101    2,499    73400                    Sole                73400
Abercrombie & Fitch                         002896207    2,446    44125                    Sole                44125
Cisco Systems, Inc.                         17275R102    1,072    54866                    Sole                54866
CB International Rectfr CV DO
   07/19/00 4.25% JJ07                      460254AE5      590   600000                    Sole               600000
Anadarko Petroleum Corp.                    032511107      477    10000                    Sole                10000
Petro-Canada                                71644E102      474    10000                    Sole                10000
Intersil Corp.- CL A                        46069S109      333    14340                    Sole                14340
Maxim Integrated Products                   57772K101      306     9540                    Sole                 9540
Celadon Group, Inc.                         150838100      306    13875                    Sole                13875
Mercer Insurance Group, Inc.                587902107      281    15000                    Sole                15000
Chaparral Steel Co                          159423102      266     3690                    Sole                 3690
Bucyrus International                       118759109      255     5040                    Sole                 5040
Tetra Technologies, Inc.                    88162F105      242     7980                    Sole                 7980
Hercules Offshore, Inc                      427093109      236     6750                    Sole                 6750
Unica Corp                                  904583101      206    20840                    Sole                20840
Website Pros, Inc.                          94769V105      176    17080                    Sole                17080
Minrad International Inc.                   60443P103      104    25000                    Sole                25000

                                                       262,353
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